23. SHAREHOLDERS' EQUITY (Details 2) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Operating Income Expenses Net
Shares at the beginning of the period	811,416,022	811,139,545	799,005,245
Sale of treasury shares			12,134,300
Anticipated transfer of restricted shares	343,778	276,477
Shares at the end of the period	811,759,800	811,416,022	811,139,545